UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Dividend Income Fund

August 31, 2012

	Number of
	Shares	Value
Common Stock – 57.31%
Consumer Discretionary – 3.51%
Bayerische Motoren Werke	1,970	$142,896
Comcast Class A	180,000	6,035,400
†DIRECTV Class A	6,350	330,772
Don Quijote	6,300	229,435
Hyundai Home Shopping Network	1,917	194,441
Lowe's	213,500	6,080,479
Nitori Holdings	1,093	109,461
PPR	1,296	202,492
Publicis Groupe	3,254	168,920
Sumitomo Rubber Industries	9,255	112,902
Techtronic Industries	154,000	233,900
Toyota Motor	7,900	312,327
Yue Yuen Industrial Holdings	80,500	232,492
		14,385,917
Consumer Staples – 6.86%
Archer-Daniels-Midland	175,900	4,705,325
Aryzta	6,982	343,431
Carlsberg Class B	2,370	205,255
Coca-Cola Amatil	18,022	254,912
CVS Caremark	131,700	5,998,935
Greggs	29,746	231,808
Kimberly-Clark	73,400	6,136,241
Kraft Foods Class A	143,700	5,967,861
*Safeway	255,800	4,003,270
TESCO	46,776	249,996
		28,097,034
Diversified REITs – 0.49%
CapLease	63,800	312,620
Kiwi Income Property Trust	484,962	426,606
Lexington Realty Trust	106,800	1,001,783
Midland Holdings	514,000	281,655
		2,022,664
Energy – 7.54%
Chevron	50,300	5,641,648
CNOOC	124,000	234,700
ConocoPhillips	75,100	4,264,929
*Crestwood Midstream Partners	40,000	984,000
Enterprise Products Partners	19,200	1,025,280
Halliburton	196,200	6,427,511
Marathon Oil	193,000	5,369,260
Phillips 66	12,150	510,300
Subsea 7	10,339	237,654
Total	5,930	296,197
Transocean	2,200	107,866
Williams	179,700	5,798,919
		30,898,264
Financials – 7.10%
Allstate	159,200	5,934,976
AXA	14,446	209,172
Bank of America	63,600	508,164
Bank of New York Mellon	269,100	6,065,513
*Home Loan Servicing Solution	136,705	2,139,433
Marsh & McLennan	170,700	5,832,819
Mitsubishi UFJ Financial Group	59,400	270,121
Nordea Bank	27,802	257,129
NYSE Euronext	70,900	1,776,045
Standard Chartered	8,689	191,977
Travelers	91,000	5,891,340
		29,076,689
Healthcare – 8.56%
†Alliance HealthCare Services	29,989	40,785

Baxter International	105,300	6,179,004
Cardinal Health	125,100	4,947,705
Johnson & Johnson	82,100	5,536,003
*Meda Class A	12,207	120,362
Merck	138,200	5,949,510
Novartis	4,537	267,372
Pfizer	247,538	5,906,257
Quest Diagnostics	90,500	5,472,535
Sanofi	3,497	286,170
Teva Pharmaceutical Industries ADR	9,813	388,399
		35,094,102
Healthcare REITs – 0.57%
HCP	17,215	789,480
Omega Healthcare Investors	32,300	775,846
Ventas	11,700	766,233
		2,331,559
Hotel REITs – 0.45%
Ashford Hospitality Trust	64,200	531,576
Host Hotels & Resorts	46,500	711,450
Millennium & Copthorne Hotels	78,348	597,498
		1,840,524
Industrial REIT – 0.16%
EastGroup Properties	12,100	648,560
		648,560
Industrials – 4.93%
Alstom	6,104	217,388
Cie de Saint-Gobain	2,502	85,849
Copa Holdings Class A	1,306	101,385
†Delta Air Lines	123	1,064
Deutsche Post	13,539	263,060
East Japan Railway	4,646	310,980
†Flextronics International	19,100	128,543
ITOCHU	21,689	219,979
Koninklijke Philips Electronics	2,855	65,654
Northrop Grumman	92,800	6,207,392
Raytheon	114,900	6,494,148
Teleperformance	11,451	283,353
Waste Management	168,200	5,816,356
		20,195,151
Information Technology – 5.29%
†CGI Group Class A	15,347	400,702
Cisco Systems	289,500	5,523,659
Intel	217,000	5,388,110
Motorola Solutions	113,142	5,392,348
Xerox	672,500	4,956,325
		21,661,144
Mall REITs – 0.50%
Macerich	10,600	631,442
Simon Property Group	8,963	1,422,428
		2,053,870
Materials – 1.65%
†AuRico Gold	27,593	191,725
duPont (E.I.) deNemours	113,500	5,646,625
Lafarge	2,121	101,165
∏=†PT Holdings	1,110	11
Rexam	50,486	339,725
Rio Tinto	3,902	169,481
Yamana Gold	19,392	331,642
		6,780,374
Media – 0.25%
Cablevision Systems Class A	69,700	1,042,015
		1,042,015
Mixed REITs – 0.45%
Liberty Property Trust	25,400	936,752
Mission West Properties	38,254	345,051
PS Business Parks	8,500	579,445
		1,861,248
Multifamily REITs – 1.03%
American Campus Communities	11,000	512,820
Apartment Investment & Management	35,565	941,761
Camden Property Trust	7,000	486,010
Campus Crest Communities	32,300	348,840
Colonial Properties Trust	13,600	298,112
Education Realty Trust	95,200	1,100,512

Equity Residential	8,800	531,520
		4,219,575
Office REITs – 0.74%
Brandywine Realty Trust	46,700	569,740
*Government Properties Income Trust	48,600	1,097,874
Highwoods Properties	12,200	397,842
*Japan Real Estate Investment	100	975,921
		3,041,377
Retail – 0.15%
Wal-Mart Stores	8,500	617,100
		617,100
Self-Storage REIT – 0.19%
Extra Space Storage	22,500	767,475
		767,475
Shopping Center REITs – 0.82%
*First Capital Realty	60,947	1,190,069
Kimco Realty	21,800	442,976
Lippo Malls Indonesia Retail Trust	2,331,600	813,740
Westfield Group	88,400	905,129
		3,351,914
Single Tenant REIT – 0.38%
*National Retail Properties	50,000	1,553,000
		1,553,000
Telecommunications – 4.18%
AT&T	172,400	6,316,735
=†Century Communications	1,625,000	0
CenturyLink	65,200	2,755,352
†GeoEye	2,450	65,734
Mobile TeleSystems ADR	8,138	149,821
Telstra	300,433	1,195,068
Verizon Communications	138,800	5,960,072
Vodafone Group	49,249	141,929
*Windstream	54,400	536,928
		17,121,639
Utilities – 1.51%
Duke Energy Corp	8,366	541,949
Edison International	124,000	5,429,961
†GenOn Energy	1,270	3,213
National Grid	18,562	201,446
		6,176,569
Total Common Stock (cost $205,211,644)		234,837,764

Convertible Preferred Stock – 3.01%
*Apache 6.00% exercise price $109.12, expiration date 8/1/13	20,300	994,903
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	22,227	1,239,155
El Paso Energy Capital Trust I 4.75% exercise price $34.49 expiration date 3/31/28	39,900	2,182,529
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	1,753	1,878,340
Lucent Technologies Capital Trust I 7.75% exercise price $24.80, expiration date 3/15/17	1,467	814,185
MetLife 5.00% exercise price $44.27 expiration date 9/14/13	17,470	1,178,177
PPL 9.50% exercise price $28.80, expiration date 7/1/13	27,300	1,502,319
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	8,190	873,771
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	1,411	1,687,556
Total Convertible Preferred Stock (cost $12,448,706)		12,350,935

	Principal
	Amount
Commercial Mortgage-Backed Securities – 0.77%
Bank of America Merrill Lynch Commercial Mortgage Securities Series 2006-4 A4 5.634% 7/10/46	$1,000,000	1,148,287
•#DBUBS Mortgage Trust Series 2011-LC1A C 144A 5.728% 11/10/46 5.728%	250,000	274,554
•Morgan Stanley Capital I Series 2007-T27 A4 5.823% 6/11/42	1,000,000	1,174,860
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	500,000	560,495
Total Commercial Mortgage-Backed Securities (cost $2,754,082)		3,158,196

Convertible Bonds – 11.11%
Basic Industry – 0.17%
Steel Dynamics 5.125% exercise price $17.55, expiration date 6/15/14	629,000	673,816
		673,816
Capital Goods – 1.50%
AAR
1.75% exercise price $28.75, expiration date 1/1/26	926,000	927,158
#144A 1.75% exercise price $28.75, expiration date 1/1/26	1,150,000	1,151,438
L-3 Communications Holdings 3.00% exercise price $92.17, expiration date 8/1/35	1,570,000	1,566,075
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	2,554,000	2,509,304
		6,153,975

Communications – 1.46%
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28 expiration date 4/27/18	2,400,000	1,704,000
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	1,320,000	966,900
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	1,709,000	1,615,005
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	618,000	604,095
SBA Communications 4.00% exercise price $30.38, expiration date 7/22/14	546,000	1,104,285
		5,994,285
Consumer Cyclical – 1.07%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	2,129,000	1,567,476
International Game Technology 3.25% exercise price $19.97 expiration date 5/1/14	996,000	1,044,555
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	1,755,000	1,763,775
		4,375,806
Consumer Non-Cyclical – 1.74%
*Alere 3.00% exercise price $43.98, expiration date 5/15/16	1,078,000	991,760
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	875,000	579,688
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	1,030,000	945,025
LifePoint Hospitals 3.50% exercise price $51.79, expiration date 5/14/14	1,000,000	1,071,250
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	1,012,000	1,889,909
NuVasive
2.25% exercise price $44.74, expiration date 3/15/13	55,000	54,863
2.75% exercise price $42.13, expiration date 6/30/17	1,674,000	1,577,745
		7,110,240
Energy – 0.51%
*Chesapeake Energy 2.50% exercise price $51.14, expiration date 5/15/37	683,000	612,139
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	1,387,000	1,494,492
		2,106,631
Financials – 1.16%
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16	1,558,000	1,651,480
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	1,378,000	1,236,755
PHH 4.00% exercise price $25.80, expiration date 9/1/14	1,814,000	1,866,153
		4,754,388
Industrials – 0.29%
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	1,184,000	1,204,720
		1,204,720
Services – 0.98%
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	2,548,000	2,500,225
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	1,507,000	1,525,838
		4,026,063
Technology – 2.23%
Advanced Micro Devices
6.00% exercise price $28.08, expiration date 4/30/15	962,000	982,443
#144A 6.00% exercise price $28.08, expiration date 4/30/15	660,000	674,025
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	1,486,000	1,461,852
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	1,141,000	1,206,608
ΦHologic 2.00% exercise price $31.17, expiration date 2/27/42	563,000	548,925
Linear Technology 3.00% exercise price $42.72 expiration date 5/1/27	1,912,000	2,012,379
*SanDisk 1.50% exercise price $52.37 expiration date 8/11/17	871,000	968,988
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	856,000	1,292,560
		9,147,780
Total Convertible Bonds (cost $46,213,425)		45,547,704

Corporate Bonds – 20.89%
Automotive – 0.73%
American Axle & Manufacturing
7.75% 11/15/19	310,000	340,613
*7.875% 3/1/17	100,000	104,125
ArvinMeritor 8.125% 9/15/15	434,000	451,903
Chrysler Group 8.25% 6/15/21	885,000	938,099
Ford Motor Credit 12.00% 5/15/15	170,000	212,925
#International Automotive Components Group 144A 9.125% 6/1/18	420,000	404,775
*#Jaguar Land Rover 144A 8.125% 5/15/21	490,000	523,075
		2,975,515
Banking – 0.43%
•#HBOS Capital Funding 144A 6.071% 6/29/49	1,014,000	745,493
•Regions Financial Trust II 6.625% 5/15/47	1,045,000	1,013,650
		1,759,143
Basic Industry – 2.93%
*AK Steel 7.625% 5/15/20	256,000	227,840
#APERAM 144A 7.75% 4/1/18	275,000	229,625
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	485,000	477,725
#Essar Steel Algoma 144A 9.875% 6/15/15	458,000	370,980
#FMG Resources August 2006 144A
6.875% 2/1/18	260,000	248,625
*6.875% 4/1/22	220,000	203,225

#HD Supply 144A 11.00% 4/15/20	415,000	457,538
Headwaters 7.625% 4/1/19	462,000	463,155
Hexion US Finance
8.875% 2/1/18	65,000	65,813
9.00% 11/15/20	275,000	236,500
Immucor 11.125% 8/15/19	405,000	454,613
*#Ineos Group Holdings 144A 8.50% 2/15/16	1,365,000	1,293,337
#Inmet Mining 144A 8.75% 6/1/20	445,000	459,463
#JMC Steel Group 144A 8.25% 3/15/18	490,000	503,475
#Kinove German Bondco 144A 9.625% 6/15/18	310,000	328,600
#Longview Fibre Paper & Packaging 144A 8.00% 6/1/16	490,000	509,600
LyondellBasell Industries 6.00% 11/15/21	240,000	274,800
#MacDermid 144A 9.50% 4/15/17	565,000	593,249
#Masonite International 144A 8.25% 4/15/21	540,000	568,349
Millar Western Forest Products 8.50% 4/1/21	340,000	249,900
Momentive Performance Materials
*9.00% 1/15/21	160,000	117,600
11.50% 12/1/16	310,000	190,650
#Murray Energy 144A 10.25% 10/15/15	361,000	353,780
Norcraft 10.50% 12/15/15	274,000	274,000
Nortek 8.50% 4/15/21	510,000	544,424
*Ply Gem Industries 13.125% 7/15/14	231,000	241,395
@=Port Townsend 12.431% 8/27/13	362,471	164,924
Ryerson
•7.82% 11/1/14	239,000	222,270
12.00% 11/1/15	387,000	395,708
^Ryerson Holding 29.425% 2/1/15	695,000	354,450
#Sappi Papier Holding 144A 8.375% 6/15/19	455,000	480,594
#Taminco Global Chemical 144A 9.75% 3/31/20	410,000	434,600
		11,990,807
Capital Goods – 1.10%
Berry Plastics
9.75% 1/15/21	252,000	280,350
10.25% 3/1/16	315,000	326,025
#Consolidated Container 144A 10.125% 7/15/20	445,000	467,250
#DAE Aviation Holdings 144A 11.25% 8/1/15	466,000	482,310
Kratos Defense & Security Solutions 10.00% 6/1/17	425,000	454,750
Mueller Water Products 7.375% 6/1/17	240,000	247,800
Reynolds Group Issuer
8.25% 2/15/21	100,000	98,750
9.00% 4/15/19	710,000	725,087
9.875% 8/15/19	665,000	706,563
#Sealed Air 144A
8.125% 9/15/19	105,000	117,338
8.375% 9/15/21	295,000	333,350
TriMas 9.75% 12/15/17	255,000	285,600
		4,525,173
Communications – 2.04%
#Clearwire Communications 144A
12.00% 12/1/15	308,000	306,460
14.75% 12/1/16	135,000	146,813
#Columbus International 144A 11.50% 11/20/14	570,000	624,149
*Cricket Communications 7.75% 10/15/20	241,000	234,975
#Digicel Group 144A
8.875% 1/15/15	110,000	111,925
10.50% 4/15/18	430,000	468,700
Hughes Satellite Systems 7.625% 6/15/21	420,000	466,200
#Integra Telecom Holdings 144A 10.75% 4/15/16	360,000	369,900
Intelsat Bermuda
11.25% 2/4/17	665,000	700,743
PIK 11.50% 2/4/17	450,469	474,682
Intelsat Jackson Holdings
7.25% 10/15/20	12,000	13,005
#144A 7.25% 10/15/20	325,000	351,813
Level 3 Communications
#144A 8.875% 6/1/19	180,000	184,275
11.875% 2/1/19	440,000	492,800
#Level 3 Financing 144A 7.00% 6/1/20	230,000	229,713
NII Capital 7.625% 4/1/21	240,000	186,600
PAETEC Holding 9.875% 12/1/18	310,000	352,625
Satmex Escrow
9.50% 5/15/17	240,000	249,600
#144A 9.50% 5/15/17	20,000	20,800

Sprint Capital 8.75% 3/15/32	259,000	262,885
Sprint Nextel
8.375% 8/15/17	390,000	430,950
9.125% 3/1/17	480,000	540,000
#UPCB Finance VI 144A 6.875% 1/15/22	150,000	159,750
#Wind Acquisition Finance 144A
7.25% 2/15/18	200,000	185,000
*7.25% 2/15/18	560,000	515,200
11.75% 7/15/17	320,000	294,400
		8,373,963
Consumer Cyclical – 1.50%
Burlington Coat Factory Warehouse 10.00% 2/15/19	485,000	525,012
CKE Restaurants 11.375% 7/15/18	140,000	161,875
Dave & Buster's 11.00% 6/1/18	377,000	422,240
^#Dave & Buster's Entertainment 144A 10.004% 2/15/16	590,000	430,700
DineEquity 9.50% 10/30/18	625,000	704,687
#Landry's 144A 9.375% 5/1/20	465,000	494,063
Michaels Stores
*11.375% 11/1/16	145,000	152,795
13.00% 11/1/16	165,000	175,108
#Pantry 144A 8.375% 8/1/20	465,000	481,856
#Party City Holdings 144A 8.875% 8/1/20	505,000	536,562
*Quiksilver 6.875% 4/15/15	458,000	439,680
Rite Aid 9.25% 3/15/20	450,000	464,625
*Sealy Mattress 8.25% 6/15/14	460,000	458,275
Tops Holdings 10.125% 10/15/15	417,000	442,281
#Wok Acquisition 144A 10.25% 6/30/20	225,000	236,813
		6,126,572
Consumer Non-Cyclical – 0.61%
Constellation Brands 4.625% 3/1/23	225,000	230,063
*Dean Foods 7.00% 6/1/16	241,000	256,966
Del Monte 7.625% 2/15/19	462,000	463,733
#JBS USA 144A 8.25% 2/1/20	420,000	403,200
NBTY 9.00% 10/1/18	589,000	661,152
Smithfield Foods 6.625% 8/15/22	215,000	220,644
Visant 10.00% 10/1/17	267,000	265,665
		2,501,423
Energy – 2.49%
American Petroleum Tankers Parent 10.25% 5/1/15	304,000	319,960
Antero Resources Finance 9.375% 12/1/17	420,000	465,150
Calumet Specialty Products Partners 9.375% 5/1/19	675,000	712,124
Chaparral Energy 8.25% 9/1/21	500,000	547,500
Chesapeake Energy
6.125% 2/15/21	85,000	84,788
6.625% 8/15/20	370,000	382,025
Comstock Resources 7.75% 4/1/19	248,000	245,520
Copano Energy
7.125% 4/1/21	165,000	173,250
7.75% 6/1/18	220,000	232,100
Crosstex Energy
#144A 7.125% 6/1/22	195,000	194,513
8.875% 2/15/18	321,000	343,269
#Hercules Offshore 144A 10.50% 10/15/17	652,000	678,079
#Hilcorp Energy I 144A 8.00% 2/15/20	385,000	428,313
Holly 9.875% 6/15/17	236,000	260,190
#Holly Energy Partners 144A 6.50% 3/1/20	125,000	130,938
#Kodiak Oil & Gas 144A 8.125% 12/1/19	430,000	457,413
Laredo Petroleum
7.375% 5/1/22	115,000	124,200
9.50% 2/15/19	510,000	581,400
Linn Energy
#144A 6.50% 5/15/19	220,000	220,000
8.625% 4/15/20	276,000	299,460
Oasis Petroleum 7.25% 2/1/19	380,000	402,800
Offshore Group Investments
11.50% 8/1/15	385,000	427,350
#144A 11.50% 8/1/15	35,000	38,850
Petroleum Development 12.00% 2/15/18	261,000	281,880
Pioneer Drilling 9.875% 3/15/18	542,000	589,424
*Quicksilver Resources 9.125% 8/15/19	250,000	223,750
Range Resources 5.00% 8/15/22	435,000	453,488
#Samson Investment 144A 9.75% 2/15/20	420,000	433,125
#SandRidge Energy 144A 8.125% 10/15/22	470,000	491,738
		10,222,597

Financials – 0.69%
E Trade Financial 12.50% 11/30/17	405,000	464,231
•#ILFC E-Capital Trust I 144A 4.28% 12/21/65	455,000	302,575
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	818,000	625,770
International Lease Finance 5.875% 4/1/19	475,000	492,159
#Neuberger Berman Group 144A
5.625% 3/15/20	85,000	90,313
5.875% 3/15/22	165,000	176,138
Nuveen Investments 10.50% 11/15/15	662,000	676,895
		2,828,081
Healthcare – 1.10%
Alere 9.00% 5/15/16	375,000	390,000
#AMGH Merger Sub 144A 9.25% 11/1/18	460,000	500,249
Community Health Systems
7.125% 7/15/20	255,000	267,431
8.00% 11/15/19	390,000	423,150
HealthSouth 7.75% 9/15/22	95,000	104,263
#Hologic 144A 6.25% 8/1/20	455,000	484,006
#Kinetic Concepts 144A
10.50% 11/1/18	380,000	388,550
12.50% 11/1/19	310,000	284,425
LVB Acquisition 11.625% 10/15/17	426,000	457,418
#Multiplan 144A 9.875% 9/1/18	406,000	448,630
Radnet Management 10.375% 4/1/18	307,000	310,838
#STHI Holding 144A 8.00% 3/15/18	435,000	465,450
		4,524,410
Insurance – 0.75%
•American International Group 8.175% 5/15/58	651,000	780,386
•ING Groep 5.775% 12/29/49	1,065,000	947,850
•#Liberty Mutual Group 144A 7.00% 3/15/37	678,000	639,015
•XL Group 6.50% 12/31/49	783,000	717,424
		3,084,675
Media – 1.75%
Affinion Group 7.875% 12/15/18	457,000	329,040
AMC Networks 7.75% 7/15/21	245,000	278,688
Cablevision Systems 8.00% 4/15/20	392,000	436,100
CCO Holdings
5.25% 9/30/22	460,000	457,700
7.00% 1/15/19	45,000	49,163
8.125% 4/30/20	168,000	189,840
Clear Channel Communications 9.00% 3/1/21	952,000	821,099
Clear Channel Worldwide Holdings 7.625% 3/15/20	355,000	345,450
DISH DBS 7.875% 9/1/19	290,000	334,588
Entravision Communications 8.75% 8/1/17	261,000	281,228
MDC Partners 11.00% 11/1/16	624,000	678,599
#Nara Cable Funding 144A 8.875% 12/1/18	400,000	362,000
Nexstar Broadcasting 8.875% 4/15/17	371,000	400,680
#ONO Finance II 144A 10.875% 7/15/19	560,000	450,800
#Truven Health Analytics 144A 10.625% 6/1/20	185,000	198,413
#Univision Communications 144A 8.50% 5/15/21	780,000	793,649
#UPC Holding 144A 9.875% 4/15/18	293,000	330,358
Virgin Media Finance 8.375% 10/15/19	380,000	431,300
		7,168,695
Service – 2.39%
#Caesars Entertainment Operating 144A 8.50% 2/15/20	445,000	439,994
Cardtronics 8.25% 9/1/18	110,000	122,650
#Carlson Wagonlit 144A 6.875% 6/15/19	425,000	444,125
Casella Waste Systems 7.75% 2/15/19	505,000	502,474
CityCenter Holdings PIK 10.75% 1/15/17	235,000	250,275
#Delta Air Lines 144A 12.25% 3/15/15	354,000	386,745
#Equinox Holdings 144A 9.50% 2/1/16	433,000	462,228
#H&E Equipment Services 144A 7.00% 9/1/22	400,000	416,000
Kansas City Southern de Mexico
6.125% 6/15/21	230,000	258,750
8.00% 2/1/18	243,000	273,375
M/I Homes 8.625% 11/15/18	711,000	759,880
Meritage Homes 7.00% 4/1/22	90,000	94,950
MGM Resorts International
7.75% 3/15/22	220,000	222,750
11.375% 3/1/18	840,000	972,299
Monitronics International 9.125% 4/1/20	205,000	210,125
NCL 9.50% 11/15/18	80,000	88,400
PHH
7.375% 9/1/19	245,000	254,188
9.25% 3/1/16	230,000	254,725

Pinnacle Entertainment
7.75% 4/1/22	180,000	194,400
*8.75% 5/15/20	29,000	31,973
RSC Equipment Rental 8.25% 2/1/21	405,000	445,500
Seven Seas Cruises 9.125% 5/15/19	445,000	465,025
Standard Pacific 10.75% 9/15/16	221,000	267,963
*Swift Services Holdings 10.00% 11/15/18	160,000	176,400
#Taylor Morrison Communities 144A 7.75% 4/15/20	460,000	488,751
#United Air Lines 144A 12.00% 11/1/13	553,000	573,737
UR Merger Sub
#144A 5.75% 7/15/18	85,000	90,100
#144A 7.625% 4/15/22	120,000	129,900
10.25% 11/15/19	21,000	23,888
West 7.875% 1/15/19	480,000	477,600
		9,779,170
Technology – 1.92%
Advanced Micro Devices
#144A 7.50% 8/15/22	250,000	247,500
7.75% 8/1/20	410,000	420,250
Aspect Software 10.625% 5/15/17	152,000	158,840
Avaya
9.75% 11/1/15	80,000	69,800
10.125% 11/1/15	390,000	341,250
CDW
8.50% 4/1/19	270,000	297,000
12.535% 10/12/17	260,000	280,150
First Data 11.25% 3/31/16	1,427,000	1,377,054
GXS Worldwide 9.75% 6/15/15	444,000	460,650
*iGate 9.00% 5/1/16	465,000	505,688
#j2 Global 144A 8.00% 8/1/20	680,000	686,800
Kemet 10.50% 5/1/18	540,000	543,375
#Lawson Software 144A 9.375% 4/1/19	660,000	717,750
#Legend Acquisition Sub 144A 10.75% 8/15/20	370,000	367,225
MagnaChip Semiconductor 10.50% 4/15/18	403,000	451,360
#Nuance Communications 144A 5.375% 8/15/20	90,000	92,475
#Viasystems 144A 7.875% 5/1/19	435,000	428,475
#Zayo Escrow 144A 10.125% 7/1/20	375,000	404,063
		7,849,705
Utilities – 0.46%
AES
7.375% 7/1/21	205,000	235,750
8.00% 6/1/20	53,000	62,010
#Calpine 144A 7.50% 2/15/21	280,000	312,200
Elwood Energy 8.159% 7/5/26	455,943	461,642
GenOn Energy 9.875% 10/15/20	315,000	346,894
Mirant Americas 8.50% 10/1/21	120,000	127,200
•Puget Sound Energy 6.974% 6/1/67	323,000	344,454
		1,890,150
Total Corporate Bonds (cost $82,518,238)		85,600,079

Leveraged Non-Recourse Security – 0.00%
◆@#JPMorgan Fixed Income Pass Through Trust Series 2007-B 144A 0.00% 1/15/87	1,300,000	0
Total Leveraged Non-Recourse Security (cost $1,105,000)		0

«Senior Secured Loans – 0.81%
Brock Holdings III 10.00% 2/15/18	160,000	159,200
@Cequel Communications 9.00% 7/24/13	375,000	373,594
Dynegy Power Tranche 1st Lien 9.25% 8/5/16	213,388	224,515
Equipower Resources Tranche 2nd Lien 10.00% 5/23/19	180,000	183,001
@Par Pharmaceutical 9.00% 8/2/13	690,000	689,999
PQ 6.74% 7/30/15	720,000	686,898
Supervalu Tranche B 8.00% 8/1/18	210,000	210,437
WideOpenWest Finance Tranche 1st Lien 6.25% 7/17/18	285,000	285,624
Wolverine World Wide 5.75% 5/1/13	520,000	520,000
Total Senior Secured Loans (cost $3,231,562)		3,333,268

	Number of
	Shares
Exchange-Traded Funds – 1.69%
†iPATH S&P 500 VIX Short-Term Futures	140,000	1,611,400
*ProShares UltraShort Real Estate	32,900	825,790
†SPDR Gold Trust	27,400	4,499,628
Total Exchange-Traded Funds (cost $7,092,117)		6,936,818

Preferred Stock – 0.56%
#Ally Financial 144A 7.00%	600	546,394
◆†@=#Auction Pass Through Trust Series 2007-6 144A 0.00%	100,000	0
†Freddie Mac 6.02%	36,000	24,210
•GMAC Capital Trust I 8.125%	17,000	421,940
=†PT Holdings	222	0
SL Green Realty 7.625%	21,600	549,288
Vornado Realty 6.625%	28,800	738,144
Total Preferred Stock (cost $3,215,898)		2,279,976

Warrant – 0.00%
@∏=Port Townsend	222	2
Total Warrant (cost $5,328)		2

	Principal
	Amount
Short-Term Investments – 3.76%
≠Discount Notes – 1.00%
Federal Home Loan Bank
0.110% 9/5/12	$754,817	754,817
0.115% 9/21/12	1,221,718	1,221,689
0.120% 9/28/12	2,136,929	2,136,858
		4,113,364
Repurchase Agreements – 2.17%
Bank of America 0.18%, dated 8/31/12, to be
repurchased on 9/4/12, repurchase price $3,842,495
(collateralized by U.S. government obligations 0.00%-5.25%
8/22/13-5/15/42; market value $3,919,267)	3,842,418	3,842,418

BNP Paribas 0.16%, dated 8/31/12, to be
repurchased on 9/4/12, repurchase price $5,025,589
(collateralized by U.S. government obligations 0.25%-2.00%
8/31/14-2/15/22; market value $5,125,998)	5,025,489	5,025,489
		8,867,907
≠U.S. Treasury Obligations – 0.59%
U.S. Treasury Bills
0.092% 9/20/12	1,238,551	1,238,504
0.106% 9/6/12	1,174,509	1,174,504
		2,413,008
Total Short-Term Investments (cost $15,394,074)		15,394,279

Total Value of Securities Before Securities Lending Collateral – 99.91%
(cost $378,190,074)		409,439,021

	Number of
	Shares
**Securities Lending Collateral – 0.17%
Investment Companies
Delaware Investments Collateral Fund No. 1	697,228	697,228
†@Mellon GSL Reinvestment Trust II	704,271	0
Total Securities Lending Collateral (cost $1,401,499)		697,228

Total Value of Securities – 100.08%
(cost $380,591,573)		410,136,249 ©

	Number of
	Contracts
Options Written – (0.04%)
Call Options – (0.04%)
Conoco Phillips, strike price $57.50, expires 9/22/12 (MSC)	(750)	(45,000)
iPATH S&P 500 VIX Short-Term Futures,
strike price $11.00, expires 9/22/12 (MSC)	(700)	(72,800)
strike price $12.00, expires 9/22/12 (MSC)	(700)	(42,700)
Total Options Written (premium received ($250,636))		(160,500)
**Obligation to Return Securities Lending Collateral – (0.34%)		(1,401,499)

Receivables and Other Assets Net of Other Liabilities – 0.30%		1,214,772 «
Net Assets Applicable to 37,995,950 Shares Outstanding – 100.00%		$409,789,022

*Fully or partially on loan.
†Non income producing security.
∏Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At August 31, 2012, the aggregate value of the restricted securities was $13, which represented 0.00% of the Fund's net assets. See Note 5 in "Notes."

=Security is being fair valued in accordance with the Fund’s fair valuation policy. At August 31, 2012, the aggregate value of fair valued securities was $164,937, which represented 0.04% of the Fund’s net assets. See Note 1 in "Notes."
•Variable rate security. The rate shown is the rate as of August 31, 2012. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2012, the aggregate value of Rule 144A securities was $45,630,049, which represented 11.14% of the Fund’s net assets. See Note 5 in "Notes."
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at August 31, 2012.
@Illiquid security. At August 31, 2012, the aggregate value of illiquid securities was $1,228,519, which represented 0.30% of the Fund’s net assets. See Note 5 in “Notes."
^Zero coupon security. The rate shown is the yield at the time of purchase.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at August 31, 2012.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes” for additional information on securities lending collateral.
©Includes $1,358,084 of securities loaned.
«Includes foreign currency valued at $71,894 with a cost of $74,000.

The following futures contract and swap contracts were outstanding at August 31, 2012:1

Futures Contract

				Unrealized
				Appreciation
Contract to Sell	Notional Proceeds	Notional Value	Expiration Date	(Depreciation)
(58) S&P 500 EMINI	$(4,087,748)	$(4,074,790)	9/22/12	$12,958

Swap Contracts
CDS Contracts

					Unrealized
	Swap	Notional	Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BCLY	CDX.NA.HY.18	$1,980,000	5.00%	6/20/17	$ (13,962)
GSC	CDX.NA.HY.18	5,445,000	5.00%	6/20/17	(35,271)
JPMC	CDX.NA.HY.18	2,970,000	5.00%	6/20/17	(15,832)
MSC	CDX.NA.HY.18	5,940,000	5.00%	6/20/17	(230,997)
Total					$(296,062)

The use of futures contract and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes."

Summary of Abbreviations:
ADR – American Depositary Receipt
BCLY – Barclays Bank
CDS – Credit Default Swap
GSC – Goldman Sachs Capital
JPMC – JPMorgan Chase Bank
MSC – Morgan Stanley Capital
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group Equity Funds V - Delaware Dividend Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2008–November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on August 31, 2012.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At August 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$391,436,446
Aggregate unrealized appreciation	$44,363,936
Aggregate unrealized depreciation	(25,824,633)
Net unrealized appreciation	$18,539,303

For federal income tax purposes, at November 30, 2011, capital loss carryforwards of $149,893,736 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $95,144,686 expires in 2016 and $54,749,050 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of August 31, 2012:

	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed
Securities	$-	$3,158,196	$-	$3,158,196
Common Stock	234,837,753	-	11	234,837,764
Corporate Debt	6,043,166	140,623,896	164,924	146,831,986
Investment Companies	6,936,818	-	-	6,936,818
Other	1,709,372	570,604	2	2,279,978
Short-Term Investments	-	15,394,279	-	15,394,279
Securities Lending Collateral	-	697,228	-	697,228
Total	$249,527,109	$160,444,203	$164,937	$410,136,249

Futures Contract	$12,958	$-	$-	$12,958
Options Written	(160,500)	-	-	(160,500)
Swap Contracts	$-	$(296,062)	$-	$(296,062)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets.

During the period ended August 31, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. $9,416,418 transferred from Level 2 into Level 1 investments as a result of the Fund utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a classification between levels. There were no transfers into or out of Level 3 investments that had a material impact to the Fund during the period. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund's net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at August 31, 2012.

Future Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended August 31, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices and foreign currencies; to earn income; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended August 31, 2012 for the Fund were as follows:

	Number of
	Contracts	Premiums
Options outstanding at November 30, 2011	1,040	$305,554
Options written	4,025	585,579
Options expired	(755)	(142,803)
Options terminated in closing sales transactions	(2,160)	(497,694)
Options outstanding at August 31, 2012	2,150	$250,636

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended August 31, 2012, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended August 31, 2012, the Fund did not enter into any CDS contracts as a seller of protection. The Fund received $218,000 in securities collateral and $100,000 in cash collateral for certain open derivatives.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Swaps Generally. Because there are generally no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At August 31, 2012, the value of securities on loan was $1,358,084, for which cash collateral was received and invested in accordance with the Lending Agreement. At August 31, 2012, the value of invested collateral was $697,228. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended August 31, 2012. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to August 31, 2012 that would require recognition or disclosure in the Fund's schedule of investments.

Schedule of Investments (Unaudited)

Delaware Small Cap Core Fund

August 31, 2012

	Number of
	Shares	Value
Common Stock – 98.34%
Basic Materials – 4.58%
Boise	63,100	$475,143
Buckeye Technologies	14,700	445,704
†Coeur d'Alene Mines	20,600	473,594
Innophos Holdings	10,500	496,545
Kaiser Aluminum	7,100	396,535
Koppers Holdings	12,820	415,496
†TPC Group	9,800	402,094
*†U.S. Silica Holdings	39,100	465,290
		3,570,401
Business Services – 4.31%
†CRA International	15,320	242,822
†FTI Consulting	15,400	400,554
†Kforce	45,850	537,362
McGrath RentCorp	14,280	359,570
†TeleTech Holdings	33,300	549,783
U.S. Ecology	28,580	537,304
United Stationers	23,700	573,304
†WageWorks	9,405	160,449
		3,361,148
Capital Goods – 11.72%
AAON	28,725	528,540
Acuity Brands	10,620	681,379
Applied Industrial Technologies	22,440	912,859
Barnes Group	26,300	622,521
†Chart Industries	10,434	728,293
†Columbus McKinnon	30,620	453,788
ESCO Technologies	14,100	499,563
†Esterline Technologies	13,500	807,300
Granite Construction	18,100	499,017
†Kadant	22,000	500,060
Lufkin Industries	9,780	512,668
†MYR Group	27,500	559,350
†Rofin-Sinar Technologies	20,500	445,465
†Tetra Tech	19,600	508,424
*†Titan Machinery	20,650	475,983
Triumph Group	6,700	398,181
		9,133,391
Communication Services – 2.05%
Atlantic Tele-Network	9,184	346,053
†InterXion Holding	27,791	530,530
NTELOS Holdings	17,675	303,480
†RigNet	23,701	420,930
		1,600,993
Consumer Discretionary – 6.22%
DSW Class A	9,500	612,940
†Express	16,700	260,687
†G-III Apparel Group	22,000	698,280
*†Iconix Brand Group	39,000	729,300
Jones Group	16,700	211,589
†Jos. A. Bank Clothiers	16,150	777,946
†Perry Ellis International	30,200	622,724
†Steven Madden	21,700	931,364
		4,844,830
Consumer Services – 5.03%
†AFC Enterprises	33,200	797,464
†Bally Technologies	7,840	347,234
†Buffalo Wild Wings	6,220	477,572
CEC Entertainment	13,910	413,266
Cheesecake Factory	14,700	488,187

†Jack in the Box	24,980	651,728
†Shuffle Master	49,400	749,398
		3,924,849
Consumer Staples – 3.31%
Casey's General Stores	15,300	865,215
J&J Snack Foods	11,086	633,011
†Prestige Brands Holdings	25,300	406,318
†Susser Holdings	19,750	671,895
		2,576,439
Credit Cyclicals – 1.53%
Cooper Tire & Rubber	28,200	563,718
†Tenneco	20,600	625,622
		1,189,340
Energy – 5.84%
Berry Petroleum Class A	14,100	519,444
†Bonanza Creek Energy	20,300	408,436
Bristow Group	15,150	710,384
†C&J Energy Services	16,200	326,106
†Carrizo Oil & Gas	23,400	590,616
†Key Energy Services	59,000	466,690
†Pioneer Energy Services	64,200	494,340
†Rosetta Resources	14,500	622,630
†Swift Energy	21,300	415,137
		4,553,783
Financials – 14.05%
Alterra Capital Holdings	28,750	660,388
American Equity Investment Life Holding	57,300	662,388
†AMERISAFE	6,500	163,410
†BBCN Bancorp	37,100	464,492
Cardinal Financial	41,700	540,015
City Holding	12,550	428,206
Dime Community Bancshares	37,500	524,250
Flushing Financial	42,200	643,128
Home BancShares	18,600	586,086
Independent Bank	19,200	559,872
Park National	9,600	646,560
†Piper Jaffray	17,700	435,597
Primerica	24,000	699,839
ProAssurance	5,030	448,827
Prosperity Bancshares	15,200	639,920
Susquehanna Bancshares	65,000	683,149
†Texas Capital Bancshares	12,200	561,444
Trustmark	18,900	447,741
Walter Investment Management	18,200	509,418
Webster Financial	30,600	651,168
		10,955,898
Healthcare – 12.11%
†Acorda Therapeutics	21,100	482,135
†Air Methods	7,900	920,665
†Align Technology	24,670	837,546
†Alkermes	47,830	877,680
*†Cepheid	5,700	215,118
CONMED	21,040	568,501
†CryoLife	53,200	287,280
*†Greenway Medical Technologies	22,504	338,910
†Haemonetics	9,200	677,764
†ICON ADR	23,700	543,204
*†Incyte	22,400	448,224
*†InterMune	33,300	245,421
Medicis Pharmaceutical Class A	18,500	583,860
†Merit Medical Systems	45,287	645,340
*†Quidel	35,100	570,024
*†Spectrum Pharmaceuticals	50,300	601,588
West Pharmaceutical Services	12,610	597,084
		9,440,344
Media – 1.25%
Cinemark Holdings	22,633	530,065
National CineMedia	30,550	442,975
		973,040

Real Estate – 5.68%
*DCT Industrial Trust	98,500	622,520
DuPont Fabros Technology	24,300	669,708
EastGroup Properties	15,000	804,000
Entertainment Properties Trust	14,500	661,055
LaSalle Hotel Properties	27,300	743,925
Sovran Self Storage	16,330	928,361
		4,429,569
Technology – 17.06%
*ADTRAN	20,800	422,032
*†Amkor Technology	82,600	387,394
Anixter International	9,750	586,268
†Applied Micro Circuits	73,100	373,541
†Brightcove	30,800	397,936
†Cirrus Logic	13,600	566,712
†comScore	19,600	276,752
†EPAM Systems	16,121	282,118
†ExlService Holdings	11,890	306,405
†FARO Technologies	17,290	682,090
†IXYS	48,400	470,932
*j2 Global	23,400	689,597
*†KEYW Holding	38,882	437,811
†Liquidity Services	11,200	586,768
†LogMeln	24,477	538,004
†Netgear	14,610	534,288
†OpenTable	8,800	373,560
Plantronics	13,900	495,674
*†QuinStreet	28,200	241,674
†RPX	15,859	186,185
†Semtech	24,600	603,192
†Shutterfly	16,000	476,000
†SS&C Technologies Holdings	27,732	615,096
*†Synaptics	16,120	490,370
Syntel	7,400	431,420
*†ValueClick	30,330	493,166
†ViaSat	10,730	415,251
†Vocus	30,950	601,049
†WNS Holdings ADR	32,298	335,253
		13,296,538
Transportation – 1.56%
†Genesee & Wyoming Class A	7,700	489,412
†HUB Group Class A	24,270	730,527
		1,219,939
Utilities – 2.04%
Cleco	16,800	687,624
NorthWestern	12,700	464,820
UIL Holdings	12,416	436,795
		1,589,239
Total Common Stock (cost $65,042,118)		76,659,741

	Principal
	Amount
Short-Term Investments – 1.92%
≠Discount Notes – 0.71%
Federal Home Loan Bank
0.11% 9/5/12	$78,884	78,884
0.115% 9/21/12	168,101	168,097
0.12% 9/28/12	304,726	304,716
		551,697
Repurchase Agreements – 0.86%
Bank of America 0.18%, dated 8/31/12, to be
repurchased on 9/4/12, repurchase price $291,157
(collateralized by U.S. government obligations 0.00%-5.250%
8/22/13-5/15/42; market value $296,975)	291,152	291,152

BNP Paribas 0.18%, dated 8/31/12, to be
repurchased on 9/4/12, repurchase price $380,804
(collateralized by U.S. government obligations 0.25%-2.00%
8/31/14-2/15/22; market value $388,412)	380,796	380,796
		671,948

≠U.S. Treasury Obligations – 0.35%
U.S. Treasury Bill
0.092% 9/20/12	149,272	149,267
0.106% 9/6/12	122,745	122,744
		272,011
Total Short-Term Investments (cost $1,495,628)		1,495,656

Total Value of Securities Before Securities Lending Collateral – 100.26%		78,155,397
(cost $66,537,746)

	Number of
	Shares
**Securities Lending Collateral – 0.23%
Investment Companies
Delaware Investments Collateral Fund No. 1	176,603	176,603
@†Mellon GSL Reinvestment Trust II	203,386	0
Total Securities Lending Collateral (cost $379,989)		176,603

Total Value of Securities – 100.49%
(cost $66,917,735)		78,332,000 ©
**Obligation to Return Securities Lending Collateral – (0.49%)		(379,989)
Liabilities Net of Receivables and Other Assets – (0.00%)		(2,997)
Net Assets Applicable to 5,870,688 Shares Outstanding – 100.00%		$77,949,014

†Non income producing security.
*Fully or partially on loan.
@Illiquid security. At August 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes" for additional information on securities lending collateral.
©Includes $371,087 of securities loaned.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V - Delaware Small Cap Core Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2008 – November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on August 31, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At August 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$68,180,147
Aggregate unrealized appreciation	$14,385,775
Aggregate unrealized depreciation	(4,233,922)
Net unrealized appreciation	$10,151,853

For federal income tax purposes, at November 30, 2011, capital loss carryforwards of $12,529,273 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $2,895,120 expires in 2016 and $9,634,153 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of August 31, 2012:

	Level 1	Level 2	Total
Common Stock	$76,659,741	$-	$76,659,741
Short-Term Investments	-	1,495,656	1,495,656
Securities Lending Collateral	-	176,603	176,603
Total	$76,659,741	$1,672,259	$78,332,000

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended August 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund’s net assets at the end of the period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall.

At August 31, 2012, the value of securities on loan was $371,087, for which cash collateral was received and invested in accordance with the Lending Agreement. At August 31, 2012, the value of invested collateral was $176,603. These investments are presented on the statement of net assets under the caption "Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended August 31, 2012. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of August 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to August 31, 2012 that would require recognition or disclosure in the Fund’s schedule on investments.

Schedule of Investments (Unaudited)

Delaware Small Cap Value Fund

August 31, 2012

	Number of
	Shares	Value
Common Stock – 95.61%
Basic Industry – 8.50%
Albemarle	292,100	$15,986,633
Cytec Industries	214,500	14,686,815
†Ferro	73,200	240,096
Fuller (H.B.)	333,900	10,153,899
Glatfelter	378,300	6,355,440
Kaiser Aluminum	222,127	12,405,793
Valspar	211,600	11,286,744
		71,115,420
Business Services – 1.30%
Brink's	200,100	4,454,226
United Stationers	227,818	5,510,917
Viad	44,500	910,915
		10,876,058
Capital Spending – 8.94%
Actuant Class A	328,900	9,248,668
Altra Holdings	464,900	8,558,809
Chicago Bridge & Iron	332,500	12,242,650
Gardner Denver	178,100	10,735,868
Regal Beloit	209,000	14,224,540
†United Rentals	610,800	19,734,948
		74,745,483
Consumer Cyclical – 2.04%
*Autoliv	101,900	6,041,651
Knoll	380,000	5,525,200
†Meritage Homes	148,200	5,523,414
		17,090,265
Consumer Services – 12.41%
†Big Lots	219,800	6,690,712
Brinker International	219,400	7,560,524
Cato Class A	236,200	6,937,194
CEC Entertainment	205,800	6,114,318
Cheesecake Factory	272,500	9,049,725
†Children's Place Retail Stores	122,300	6,963,762
Finish Line Class A	364,200	8,362,032
†Genesco	74,600	5,270,490
Guess	204,600	5,331,876
†Jack in the Box	268,600	7,007,774
Men's Wearhouse	273,200	8,633,120
Meredith	174,900	5,694,744
Rent-A-Center	133,800	4,720,464
Stage Stores	294,900	6,316,758
†Warnaco Group	96,000	4,936,320
Wolverine World Wide	90,650	4,263,270
		103,853,083
Consumer Staples – 1.30%
Harris Teeter Supermarkets	279,000	10,900,530
		10,900,530
Energy – 6.72%
*†Forest Oil	428,400	3,174,444
†Helix Energy Solutions Group	689,700	12,152,514

Patterson-UTI Energy	533,900	8,109,941
*Southwest Gas	281,200	12,021,300
†Whiting Petroleum	465,800	20,737,416
		56,195,615
Financial Services – 21.70%
Bank of Hawaii	289,500	13,383,585
Berkley (W.R.)	121,600	4,545,408
Boston Private Financial Holdings	763,500	7,245,615
Comerica	80,855	2,483,057
Community Bank System	465,500	13,052,620
CVB Financial	288,100	3,442,795
East West Bancorp	845,823	18,557,357
First Financial Bancorp	603,500	9,824,980
First Midwest Bancorp	473,600	5,593,216
Hancock Holding	419,300	12,428,052
Independent Bank	408,100	11,900,196
Infinity Property & Casualty	266,600	14,956,260
NBT Bancorp	583,000	12,260,490
Platinum Underwriters Holdings	429,900	17,084,226
S&T Bancorp	288,500	5,005,475
Selective Insurance Group	705,400	12,647,822
StanCorp Financial Group	115,700	3,612,154
Univest Corporation of Pennsylvania	32,300	530,689
Validus Holdings	214,184	7,177,306
WesBanco	286,900	5,829,808
		181,561,111
Healthcare – 6.14%
Cooper	98,000	8,217,300
†Haemonetics	101,500	7,477,505
*Owens & Minor	237,200	6,639,228
Service Corp. International	798,100	10,407,224
Teleflex	147,300	9,726,219
Universal Health Services Class B	223,000	8,908,850
		51,376,326
Real Estate – 4.02%
†Alexander & Baldwin	229,400	6,794,828
Brandywine Realty Trust	463,237	5,651,491
Education Realty Trust	465,800	5,384,648
Government Properties Income Trust	147,200	3,325,248
Highwoods Properties	210,500	6,864,405
Washington Real Estate Investment Trust	209,100	5,616,426
		33,637,046
Technology – 17.09%
Black Box	164,313	4,270,495
†Brocade Communications Systems	1,712,500	9,932,500
†Cirrus Logic	552,700	23,031,009
†Compuware	1,320,000	13,200,000
†Electronics for Imaging	300,700	4,645,815
†Netscout Systems	342,500	8,134,375
†ON Semiconductor	1,220,100	7,601,223
†Parametric Technology	563,100	11,965,875
†Premiere Global Services	720,750	6,674,145
QAD Class A	90,160	1,104,460
@QAD Class B	22,540	264,394
†RF Micro Devices	1,105,500	4,145,625
†Synopsys	554,700	18,321,741
†Tech Data	188,000	9,133,040
*†Teradyne	562,100	8,780,002
†Vishay Intertechnology	1,228,800	11,747,328
		142,952,027
Transportation – 2.71%
†Kirby	107,200	5,644,080

Matson	236,100	5,357,109
†Saia	203,800	4,422,460
Werner Enterprises	325,200	7,235,700
		22,659,349
Utilities – 2.74%
Black Hills	132,300	4,524,660
El Paso Electric	318,000	10,522,620
NorthWestern	215,600	7,890,960
		22,938,240
Total Common Stock (cost $658,374,730)		799,900,553

	Principal
	Amount
Short-Term Investments – 3.71%
≠Discount Notes – 0.96%
Federal Home Loan Bank
0.12% 9/28/12	$2,814,103	2,814,011
0.115% 9/21/12	2,934,854	2,934,783
0.11% 9/5/12	2,303,948	2,303,946
		8,052,740
Repurchase Agreements – 1.93%
Bank of America 0.18%, dated 8/31/12, to be
repurchased on 9/4/12, repurchase price $6,995,983
(collateralized by U.S. government obligations 0.00%-5.250%
8/22/13-5/15/42; market value $7,135,760)	6,995,843	6,995,843

BNP Paribas 0.18%, dated 8/31/12, to be
repurchased on 9/4/12, repurchase price $9,150,027
(collateralized by U.S. government obligations 0.25%-2.00%
8/31/14-2/15/22; market value $9,332,841)	9,149,844	9,149,844
		16,145,687
≠U.S. Treasury Obligations – 0.82%
U.S. Treasury Bills
0.00% 9/6/12	3,584,981	3,584,967
0.00% 9/20/12	3,261,411	3,261,287
		6,846,254
Total Short-Term Investments (cost $31,044,305)		31,044,681

Total Value of Securities Before Securities Lending Collateral – 99.32%
(cost $689,419,035)		830,945,234

	Number of
	Shares
**Securities Lending Collateral – 0.05%
Investment Companies
Delaware Investments Collateral Fund No. 1	465,789	465,789
†@ Mellon GSL Reinvestment Trust II	372,296	0
Total Securities Lending Collateral (cost $838,085)		465,789

Total Value of Securities – 99.37%
(cost $690,257,120)		831,411,023	©
**Obligation to Return Securities Lending Collateral – (0.10%)		(838,085)
Receivables and Other Assets Net of Other Liabilities – 0.73%		6,091,655
Net Assets Applicable to 21,393,104 Shares Outstanding – 100.00%		$836,664,593

†Non income producing security.
*Fully or partially on loan.
@Illiquid security. At August 31, 2012, the aggregate value of illiquid securities was $264,394, which represented 0.03% of the Fund’s net assets. See Note 4 in “Notes."
≠The rate shown is the effective yield at the time of purchase.

**See Note 3 in "Notes” for additional information on securities lending collateral.
©Includes $821,951 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V - Delaware Small Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2008 – November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on August 31, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At August 31, 2012 the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$690,523,047
Aggregate unrealized appreciation	$162,853,236
Aggregate unrealized depreciation	(21,965,260)
Net unrealized appreciation	$140,887,976

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of August 31, 2012:

	Level 1	Level 2	Total
Common Stock	$799,900,553	$-	$799,900,553
Short-Term Investments	-	31,044,681	31,044,681
Securities Lending Collateral	-	465,789	465,789
Total	$799,900,553	$31,510,470	$831,411,023

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets.

During the period ended August 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund’s net assets at the end of the period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Bank of New York (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At August 31, 2012, the value of securities on loan was $821,951, for which cash collateral was received and invested in accordance with the Lending Agreement. At August 31, 2012, the value of invested collateral was $465,789. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended August 31, 2012. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of August 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to August 31, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: